Equity - Common Shares (Details) € / shares in Units, € in Millions				1 Months Ended		12 Months Ended
	Nov. 12, 2019	Nov. 07, 2019 € / shares $ / shares	Nov. 07, 2019 EUR (€) € / shares shares	Jul. 31, 2020 $ / shares	Jul. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) Vote € / shares shares	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 € / shares shares
Disclosure of classes of share capital [line items]
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €						€ 22.0
Common shares
Disclosure of classes of share capital [line items]
Common stock outstanding								15,861,340
Par value per share (in euros per share) | € / shares		€ 0.12	€ 0.12			€ 0.12	€ 0.12	€ 0.12
Conversion ratio of common shares								33.2238
Increase (decrease) in number of ordinary shares issued			4,000,000			2,000,000	4,000,000
Public offering price (in dollars per share) | (per share)		€ 14.00	€ 12.58
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €			€ 42.0
Authorized but unissued share capital						6,826,000	7,097,000
Number of shares issued and fully paid						22,117,643	19,861,340	15,861,000
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares								€ 1.00
Conversion ratio of preferred shares								89.6125
Centogene GmbH | Common shares
Disclosure of classes of share capital [line items]
Reverse share split ratio	33.2238%
Par value per share (in euros per share) | € / shares								€ 1.00
Number of common shares converted								230,445,000
Centogene GmbH | Preferred shares
Disclosure of classes of share capital [line items]
Reverse share split ratio	89.6125%
Number of voting rights per share | Vote						1
Number of preferred shares converted								91,562
Follow-on public offering | Common shares
Disclosure of classes of share capital [line items]
Total number of shares issued and sold in follow-on public offering					3,500,000
Number of shares offered by existing shareholders					1,500,000
Public offering price (in dollars per share) | (per share)				$ 14.00	€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €					€ 22.0
Follow-on public offering | The Company | Common shares
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued					2,000,000